OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2019
OTHER INCOME
Schedule of other income

	Year ended December 31,
	2017	2018	2019
	(HK$ in thousands)
IPO subscription service charge income	6,570	16,139	26,537
Underwriting fee income	1,599	10,494	19,579
Enterprise public relations service charge income	6,717	9,187	16,156
Currency exchange service income	2,954	2,711	4,670
Client referral income from brokers	1,934	2,166	1,451
Market information and data income	311	1,465	2,692
Funds distribution service income	—	—	10,447
ESOP management service income	—	270	1,275
Other	788	336	2,480
Total	20,873	42,768	85,287